Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

Genius Sports is committed to meeting the cybersecurity expectations of its internal and external stakeholders. Top-level support and ultimate accountability for information security, including cybersecurity, is provided at the Executive and Board-level. We have a dedicated Information Security function, led by our VP - CIO, to maintain oversight of our Information Security Management System ("ISMS"), aligned to ISO/IEC 27001:2022, the international standard for Information Security.

We recognize the importance of ensuring the ongoing protection of our systems and data and we have made efforts to ensure that policies and practices are effectively implemented to protect against cybersecurity related threats. The Company has established a Cybersecurity Awareness Program which includes training that reinforces the Company’s Information Security policies, standards and practices, as well as the expectation that employees comply with these policies to protect Company resources and information. Training is mandated for all employees globally upon joining the Company and refresher training is issued thereafter. Training is supplemented with awareness initiatives, including frequent cybersecurity communications and periodic phishing tests. The Company additionally provides Information Security personnel with allowances to undertake specialized security training as relevant to their role. Finally, the Company’s Global Privacy Program requires all employees to take periodic awareness training on data privacy. This privacy-focused training includes information about confidentiality and security, as well as responding to unauthorized access to or use of information.

The Company conducts monitoring for cybersecurity incidents and threats using various security technology with support from a managed SOC service, providing continuous monitoring and response. Established incident response procedures and documentation define the activities taken to prepare for, detect, respond to and recover from cybersecurity incidents, which include processes to triage, assess severity, escalate, contain, investigate, and remediate the incident, as well as to comply with potentially applicable legal obligations and mitigate brand and reputation damage. Third-party cybersecurity experts are retained to support in the event of a crisis, providing services including forensic investigation, ransom negotiations, and crisis communications. Annual tabletop exercises are conducted to simulate a response to a major incident, and findings are used to improve our practices, procedures, and technologies.

Our ISMS further includes review and assessment by external, independent third parties, who assess and report on our internal incident response preparedness, adherence to best practices and industry frameworks, and compliance with applicable laws and regulations, and help identify areas for continued focus and improvement. We also carry insurance that provides protection against potential losses arising from a cybersecurity incident.

The management of cybersecurity risks is integrated with our Enterprise Risk Management program, alongside other company risks. Our Enterprise Risk professionals consult with company subject matter experts to gather information necessary to identify cybersecurity risks, and evaluate their nature and severity, as well as identify mitigations.

Due diligence reviews are conducted against third-party vendors who may pose a risk to the security of our Company’s critical data and systems. Such reviews assess the privacy and cybersecurity standards of third parties and any associated risks that require mitigation prior to being granted access to Company resources and information. Risks associated with third parties are assessed, managed and communicated in accordance with our Enterprise Risk Management program.

Material cybersecurity risks are assessed and managed by members of management with relevant expertise to ensure they are handled in a manner that is commensurate with their potential impact on the business if realized. Such risks have not had a material effect on the company to date. Management members include the VP - CIO, who has over 10 years of cybersecurity leadership experience and has led security and technology programs across highly regulated and data-sensitive industries, including Verizon and Nielsen. The CIO holds a Master’s degree in Computer Information Sciences and maintains industry-recognized security certifications. The Company has also established a Vice President of Cyber Security role to provide dedicated leadership for the Cyber Security function. Together, the CIO and VP of Cyber Security oversee cybersecurity strategy, governance, risk management, and operational security. The Company’s broader security program is supported by experienced professionals with expertise in threat detection, incident response, governance, and compliance, many of whom hold advanced academic qualifications and certifications such as CISM, ISO 27001 Lead Implementer, and GDPR Practitioner.

The Risk Management Steering Committee maintains oversight of our cybersecurity risk posture. It is chaired by the Chief Risk Officer with contribution from the Vice President - CIO and includes Executive-level representation including the Chief Executive Officer, Chief Financial Officer and Chief Legal Officer. The Committee meets regularly to discuss the management of cybersecurity risks and incidents and will further disseminate any material information to the wider Executive-team and the Genius Board. The Genius Board has delegated to the Audit Committee top-level oversight of Company risks, including cybersecurity risks. The Audit Committee receives updates on both a scheduled and ad hoc basis, as and when required.

The threat landscape continues to evolve and attacks are becoming increasingly sophisticated, particularly with advancements in artificial intelligence and the increased accessibility of tools that can automate or enhance malicious activity. In addition, the expanding complexity of our technology environment, including greater reliance on cloud services and third-party providers, contributes to our overall risk profile. Despite our efforts to embed effective security controls and practices, we recognize that no system can anticipate or prevent all cybersecurity threats, and incidents may still arise due to human error, system vulnerabilities, or third-party compromise. These risks are further described in Part I, Item 3D, “Risk Factors,” under “Risks Related to Genius Sports Group’s Technology, Intellectual Property, and Infrastructure.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The management of cybersecurity risks is integrated with our Enterprise Risk Management program, alongside other company risks. Our Enterprise Risk professionals consult with company subject matter experts to gather information necessary to identify cybersecurity risks, and evaluate their nature and severity, as well as identify mitigations.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Genius Sports is committed to meeting the cybersecurity expectations of its internal and external stakeholders. Top-level support and ultimate accountability for information security, including cybersecurity, is provided at the Executive and Board-level. We have a dedicated Information Security function, led by our VP - CIO, to maintain oversight of our Information Security Management System ("ISMS"), aligned to ISO/IEC 27001:2022, the international standard for Information Security.

The management of cybersecurity risks is integrated with our Enterprise Risk Management program, alongside other company risks. Our Enterprise Risk professionals consult with company subject matter experts to gather information necessary to identify cybersecurity risks, and evaluate their nature and severity, as well as identify mitigations.

Due diligence reviews are conducted against third-party vendors who may pose a risk to the security of our Company’s critical data and systems. Such reviews assess the privacy and cybersecurity standards of third parties and any associated risks that require mitigation prior to being granted access to Company resources and information. Risks associated with third parties are assessed, managed and communicated in accordance with our Enterprise Risk Management program.

Material cybersecurity risks are assessed and managed by members of management with relevant expertise to ensure they are handled in a manner that is commensurate with their potential impact on the business if realized. Such risks have not had a material effect on the company to date. Management members include the VP - CIO, who has over 10 years of cybersecurity leadership experience and has led security and technology programs across highly regulated and data-sensitive industries, including Verizon and Nielsen. The CIO holds a Master’s degree in Computer Information Sciences and maintains industry-recognized security certifications. The Company has also established a Vice President of Cyber Security role to provide dedicated leadership for the Cyber Security function. Together, the CIO and VP of Cyber Security oversee cybersecurity strategy, governance, risk management, and operational security. The Company’s broader security program is supported by experienced professionals with expertise in threat detection, incident response, governance, and compliance, many of whom hold advanced academic qualifications and certifications such as CISM, ISO 27001 Lead Implementer, and GDPR Practitioner.

The Risk Management Steering Committee maintains oversight of our cybersecurity risk posture. It is chaired by the Chief Risk Officer with contribution from the Vice President - CIO and includes Executive-level representation including the Chief Executive Officer, Chief Financial Officer and Chief Legal Officer. The Committee meets regularly to discuss the management of cybersecurity risks and incidents and will further disseminate any material information to the wider Executive-team and the Genius Board. The Genius Board has delegated to the Audit Committee top-level oversight of Company risks, including cybersecurity risks. The Audit Committee receives updates on both a scheduled and ad hoc basis, as and when required.

The threat landscape continues to evolve and attacks are becoming increasingly sophisticated, particularly with advancements in artificial intelligence and the increased accessibility of tools that can automate or enhance malicious activity. In addition, the expanding complexity of our technology environment, including greater reliance on cloud services and third-party providers, contributes to our overall risk profile. Despite our efforts to embed effective security controls and practices, we recognize that no system can anticipate or prevent all cybersecurity threats, and incidents may still arise due to human error, system vulnerabilities, or third-party compromise. These risks are further described in Part I, Item 3D, “Risk Factors,” under “Risks Related to Genius Sports Group’s Technology, Intellectual Property, and Infrastructure.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Risk Management Steering Committee maintains oversight of our cybersecurity risk posture. It is chaired by the Chief Risk Officer with contribution from the Vice President - CIO and includes Executive-level representation including the Chief Executive Officer, Chief Financial Officer and Chief Legal Officer. The Committee meets regularly to discuss the management of cybersecurity risks and incidents and will further disseminate any material information to the wider Executive-team and the Genius Board.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Genius Board has delegated to the Audit Committee top-level oversight of Company risks, including cybersecurity risks. The Audit Committee receives updates on both a scheduled and ad hoc basis, as and when required.
Cybersecurity Risk Role of Management [Text Block]

The management of cybersecurity risks is integrated with our Enterprise Risk Management program, alongside other company risks. Our Enterprise Risk professionals consult with company subject matter experts to gather information necessary to identify cybersecurity risks, and evaluate their nature and severity, as well as identify mitigations.

Due diligence reviews are conducted against third-party vendors who may pose a risk to the security of our Company’s critical data and systems. Such reviews assess the privacy and cybersecurity standards of third parties and any associated risks that require mitigation prior to being granted access to Company resources and information. Risks associated with third parties are assessed, managed and communicated in accordance with our Enterprise Risk Management program.

Material cybersecurity risks are assessed and managed by members of management with relevant expertise to ensure they are handled in a manner that is commensurate with their potential impact on the business if realized. Such risks have not had a material effect on the company to date. Management members include the VP - CIO, who has over 10 years of cybersecurity leadership experience and has led security and technology programs across highly regulated and data-sensitive industries, including Verizon and Nielsen. The CIO holds a Master’s degree in Computer Information Sciences and maintains industry-recognized security certifications. The Company has also established a Vice President of Cyber Security role to provide dedicated leadership for the Cyber Security function. Together, the CIO and VP of Cyber Security oversee cybersecurity strategy, governance, risk management, and operational security. The Company’s broader security program is supported by experienced professionals with expertise in threat detection, incident response, governance, and compliance, many of whom hold advanced academic qualifications and certifications such as CISM, ISO 27001 Lead Implementer, and GDPR Practitioner.

The Risk Management Steering Committee maintains oversight of our cybersecurity risk posture. It is chaired by the Chief Risk Officer with contribution from the Vice President - CIO and includes Executive-level representation including the Chief Executive Officer, Chief Financial Officer and Chief Legal Officer. The Committee meets regularly to discuss the management of cybersecurity risks and incidents and will further disseminate any material information to the wider Executive-team and the Genius Board. The Genius Board has delegated to the Audit Committee top-level oversight of Company risks, including cybersecurity risks. The Audit Committee receives updates on both a scheduled and ad hoc basis, as and when required.

The threat landscape continues to evolve and attacks are becoming increasingly sophisticated, particularly with advancements in artificial intelligence and the increased accessibility of tools that can automate or enhance malicious activity. In addition, the expanding complexity of our technology environment, including greater reliance on cloud services and third-party providers, contributes to our overall risk profile. Despite our efforts to embed effective security controls and practices, we recognize that no system can anticipate or prevent all cybersecurity threats, and incidents may still arise due to human error, system vulnerabilities, or third-party compromise. These risks are further described in Part I, Item 3D, “Risk Factors,” under “Risks Related to Genius Sports Group’s Technology, Intellectual Property, and Infrastructure.”

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We have a dedicated Information Security function, led by our VP - CIO, to maintain oversight of our Information Security Management System ("ISMS"),
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Management members include the VP - CIO, who has over 10 years of cybersecurity leadership experience and has led security and technology programs across highly regulated and data-sensitive industries, including Verizon and Nielsen. The CIO holds a Master’s degree in Computer Information Sciences and maintains industry-recognized security certifications. The Company has also established a Vice President of Cyber Security role to provide dedicated leadership for the Cyber Security function. Together, the CIO and VP of Cyber Security oversee cybersecurity strategy, governance, risk management, and operational security. The Company’s broader security program is supported by experienced professionals with expertise in threat detection, incident response, governance, and compliance, many of whom hold advanced academic qualifications and certifications such as CISM, ISO 27001 Lead Implementer, and GDPR Practitioner.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Company conducts monitoring for cybersecurity incidents and threats using various security technology with support from a managed SOC service, providing continuous monitoring and response.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true